Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Total number of anti-dilutive shares - outstanding unlisted options	18,316,200	6,423,401
Total number of outstanding shares - outstanding warrants	176,947,640	198,772,396